April 15, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Siren ETF Trust Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File Nos. 333-235544 and 811-23502)

Ladies and Gentlemen:

On behalf of our client, Siren ETF Trust (the “Trust”), we are filing Pre-Effective Amendment No. 1 (the “Filing”) to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Registration Statement”).

The purpose of the Filing is to incorporate U.S. Securities and Exchange Commission staff comments and include additional information in the Registration Statement. Please note that the Trust expects to file at least one more pre-effective amendment prior to requesting acceleration of the effective date of the Registration Statement.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001